N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
FutureFund Series Account
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
FutureFund Series Account | ClearBridgeValueFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(33.64%)
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	12.79%
FutureFund Series Account | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.64%
FutureFund Series Account | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
FutureFund Series Account | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC